Note 14 - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Thousands		Dec. 31, 2021	Dec. 31, 2020
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 192,021	€ 166,208,000
Interbank balances (w/o central banks)	[1]	7,342	9,130,000
Central bank funds sold and securities purchased under resale agreements	[1]	8,368	8,533,000
Securities borrowed	[1]	63	0
Loans	[1]	472,069	426,691,000
Other financial assets	[1]	94,588	94,069,000
Financial liabilities:
Deposits	[1]	604,396	567,745,000
Central bank funds purchased and securities sold under repurchase agreements	[1]	747	2,325,000
Securities loaned	[1]	24	1,697,000
Other short-term borrowings	[1]	4,034	3,553,000
Other financial liabilities	[1]	81,047	96,602,000
Long-term debt	[1]	144,485	149,163,000
Trust preferred securities	[1]	528	1,321,000
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	192,021	166,208,000
Interbank balances (w/o central banks)	[1]	7,342	9,132,000
Central bank funds sold and securities purchased under resale agreements	[1]	8,429	8,519,000
Securities borrowed	[1]	63	0
Loans	[1]	476,674	434,442,000
Other financial assets	[1]	94,732	94,393,000
Financial liabilities:
Deposits	[1]	604,645	568,172,000
Central bank funds purchased and securities sold under repurchase agreements	[1]	745	2,328,000
Securities loaned	[1]	24	1,697,000
Other short-term borrowings	[1]	4,035	3,556,000
Other financial liabilities	[1]	81,047	96,602,000
Long-term debt	[1]	146,871	150,691,000
Trust preferred securities	[1]	587	1,069,000
Quoted prices in active market (Level 1)
Financial assets:
Cash and central bank balances	[1]	192,021	166,208,000
Interbank balances (w/o central banks)	[1]	0	866,000
Central bank funds sold and securities purchased under resale agreements	[1]	0	0
Securities borrowed	[1]	0	0
Loans	[1]	0	0
Other financial assets	[1]	9,048	7,714,000
Financial liabilities:
Deposits	[1]	307	66,000
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	0	0
Other financial liabilities	[1]	2,023	1,902,000
Long-term debt	[1]	0	0
Trust preferred securities	[1]	0	0
Valuation technique observable parameters (Level 2)
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	7,342	8,266,000
Central bank funds sold and securities purchased under resale agreements	[1]	7,651	7,694,000
Securities borrowed	[1]	63	0
Loans	[1]	13,682	13,253,000
Other financial assets	[1]	85,335	86,049,000
Financial liabilities:
Deposits	[1]	604,338	568,105,000
Central bank funds purchased and securities sold under repurchase agreements	[1]	745	2,328,000
Securities loaned	[1]	24	1,697,000
Other short-term borrowings	[1]	4,010	3,540,000
Other financial liabilities	[1]	79,023	94,700,000
Long-term debt	[1]	141,189	144,130,000
Trust preferred securities	[1]	587	1,069,000
Valuation technique unobservable parameters (Level 3) [Member]
Financial assets:
Cash and central bank balances	[1]	0	0
Interbank balances (w/o central banks)	[1]	0	0
Central bank funds sold and securities purchased under resale agreements	[1]	778	825,000
Securities borrowed	[1]	0	0
Loans	[1]	462,991	421,189,000
Other financial assets	[1]	349	629,000
Financial liabilities:
Deposits	[1]	0	0
Central bank funds purchased and securities sold under repurchase agreements	[1]	0	0
Securities loaned	[1]	0	0
Other short-term borrowings	[1]	25	15,000
Other financial liabilities	[1]	0	0
Long-term debt	[1]	5,683	6,560,000
Trust preferred securities	[1]	€ 0	€ 0

[1]	Amounts generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Significant Accounting Policies and Critical Accounting Estimates”.